OFF-BALANCE SHEET COMMITMENTS (Details) $ in Millions					12 Months Ended		24 Months Ended
	Dec. 31, 2021 USD ($)	Sep. 21, 2020 EUR (€)	Sep. 21, 2020 USD ($)	Jun. 24, 2020 EUR (€) tranch shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Jun. 30, 2021 lease	Dec. 31, 2022	Jun. 24, 2019 USD ($)
Disclosure Of Off Balance Sheet Commitments [Line Items]
Number of sublease agreements | lease							2
European High Growth Opportunities Fund
Disclosure Of Off Balance Sheet Commitments [Line Items]
Percentage of permissible dilution				20.00%
Number of warrant notes issued for no consideration (in shares) | shares				1,200
Note warrants exercised (in shares) | shares				540
Number of tranches for exercised note warrants | tranch				9
Bank loans | €				€ 27,000,000
Maximum period, tranches				24 months
American Depository Shares | Cowen
Disclosure Of Off Balance Sheet Commitments [Line Items]
Percentage of permissible dilution		20.00%	20.00%					20.00%
Maximum potential proceeds from issuance of equity	$ 22.0	€ 30,000,000	$ 30.0
Top of range | European High Growth Opportunities Fund
Disclosure Of Off Balance Sheet Commitments [Line Items]
Undrawn borrowing facilities | €				€ 60,000,000
SQZ Biotechnologies
Disclosure Of Off Balance Sheet Commitments [Line Items]
Upfront payment received					€ 900,000	$ 1.0
SQZ Biotechnologies | Top of range
Disclosure Of Off Balance Sheet Commitments [Line Items]
Potential development, regulatory and commercial mile stone payments | $									$ 56.0